Citigroup Mortgage Loan Trust 2021-RP1 ABS-15G

Exhibit 99.2 - Schedule 11(a)

Loan Level Exception - Disposition (Loan Grades)

Run Date - 3/12/2021 3:37:50 PM

																										FINAL OVERALL LOAN GRADES
AMC Loan ID	Fictitious Loan #	Borrower Name	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Overall Grade	Credit Grade	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Grade	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Comp Factors	Compensating Factors	Subject to High Cost - Unable to Test	Disposition 2	DBRS	Fitch	Kroll	Moody's	S&P
XXXXX	100001178	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Higher Priced QM	3	1	1	3	[3] State Compliance - (State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): California Higher-Priced Loan: APR on subject loan of XX% or Final Disclosure APR of XX% is in excess of allowable threshold of APOR XX% + XX%, or XX%. Compliant Higher Priced Loan.
[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XX% or Final Disclosure APR of XX% is in excess of allowable threshold of APOR XX% + XX%, or XX%.  Compliant Higher Priced Mortgage Loan.
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XX exceeds tolerance of $XX.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/XX/XX/XXXX)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Discount points increased from $XX to $XX without valid COC or sufficient documentation of cure provided to borrower.
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): File contains evidence of waiver of right to receive appraisal within 3 days of appraisal however no evidence provided that borrower received appraisal at or prior to closing.
Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: Final CD does not reflect an amount by which legal limit was exceeded and failed to account for increase in discount points.	State Compliance - (State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): Assignee Liability is unclear. The provisions of the Act may only be enforced by the Attorney General or the licensed person’s licensing agency. Any person who willfully and knowingly violates any provision of the Act shall be liable for a civil penalty of not more than $10,000 for each violation. A prepayment penalty or yield spread premium provision of a higher-priced mortgage loan that violates the Act shall be unenforceable.

Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

																						Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			State HPML - Compliant	B	B	B	B	B
XXXXX	100001203	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Assumption: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 01/04/2019 incorrectly disclosed whether the loan allows for Assumption. (Final/01/04/2019)
[2] Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Closing Date that did not match the actual date of consummation. (Final/XX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Total Interest Percentage: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Total Interest Percentage that does not match the actual total interest percentage for the loan. (Final/XX/XX/XXXX)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire.  Fee Amount of $XX exceeds tolerance of $XX.  Sufficient or excess cure was provided to the borrower at Closing. (75215)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $175.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75103)	Federal Compliance - TRID Final Closing Disclosure Assumption: The Note reflects loan as assumable, however the Final CD issued XX/XX/XXXX does not.
Federal Compliance - TRID Final Closing Disclosure Closing Date: The Final CD issued XX/XX/XXXX reflected a closing date of XX/XX/XXXX instead of the actual date of consummation XX/XX/XXXX.
Federal Compliance - TRID Final Closing Disclosure Total Interest Percentage: The Final CD issued XX/XX/XXXX disclosed a total interest percentage of XX% however the calculated total interest percentage is XX%.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: The Lender provided a cure at close.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: The Lender provided a cure at close.	REVIEWER - GENERAL COMMENT (2019-09-11): May remain open per client, no action required
SELLER - GENERAL COMMENT (2019-08-16): Will be providing LOE, copy of check request and fed ex for this as well.
REVIEWER - GENERAL COMMENT (2019-08-19): Please note that all that is needed to cure this exception is an LOE to the borrower and a PCCD reflecting he correct closing date.
REVIEWER - GENERAL COMMENT (2019-10-02): PCCD dated 10/XX/19 did not update the closing date, it still reflects 1/XX/19.  A Corrected CD and LOE are required to cure.
REVIEWER - GENERAL COMMENT (2019-10-22): No new PCCD uploaded showing 1/XX closing date.
SELLER - GENERAL COMMENT (2019-10-01): what is the index that is being used for this calculation. I am showing the index on this loan was 3.133.
SELLER - GENERAL COMMENT (2019-10-02): Disregard, CD correcting TIP uploaded 10/XX.
																					REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (2019-10-02): Letter of Explanation & Corrected Closing Disclosure provided, however, the cure requirements have not been met, the status of the exception will be adjusted to Open - Unable to clear.	Federal Compliance - TRID Final Closing Disclosure Assumption: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA - 1yr affirmative Federal Compliance - TRID Final Closing Disclosure Total Interest Percentage: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	62 months reserves > 3 months guideline minimum - borrowers have verified reserves of $151,197.06 Borrower has residual income of $10,522.52		-	B	B	B	B	B
XXXXX	100001262	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A
XXXXX	100001263	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Loan Term: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 03/XX/2019 disclosed a Loan Term that does not match the actual loan term for the loan. (Final/XX/01/2019)
[3] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $1,584.00 on Final Closing Disclosure provided on 03/XX/2019 not accurate. (Final/XX/01/2019)
[2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.	Federal Compliance - TRID Final Closing Disclosure Loan Term: Loan term is 25 yrs and 6 months however payment stream is noted to be 26 years.
Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: HOA dues are noted to be $1724 per the appraisal not, $1584, as noted and are the only non-escrowed property costs.
Federal Compliance - RESPA - Initial Escrow Account Statement Missing: Disclosure was not provided in file.	SELLER - GENERAL COMMENT (2019-10-28): Loan terms are correct based on a bi weekly loan program
REVIEWER - GENERAL COMMENT (2019-10-30): AMC reviewed exception. The loan terms should not include partial months. Please provide a corrected CD and LOE to cure.
REVIEWER - GENERAL COMMENT (2019-12-09): To cure, the lender would provide a Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable. The correction would not impact the DOT.
It is important to note that all of these loans are outside of the 60-day from consummation/discovery timeline. The lender can provide the corrective documentation, but the exceptions would remain in an Open- Unable to Clear EV3 status until the SOL has expired.
SELLER - GENERAL COMMENT (2019-10-28): Escrows are set up correctly based on bi weekly loan term
REVIEWER - GENERAL COMMENT (2019-10-30): AMC reviewed the exception. The appraisal indicates HOA dues of $1724/year or $1580.33 for 11 months. The CD indicates $1584. Please provide a corrected CD and LOE to cure.	Federal Compliance - TRID Final Closing Disclosure Loan Term: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																						Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	B	B	B	B	B
XXXXX	100001264	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of 7.54 is less than Guideline PITIA months reserves of 12.00.	SELLER - GENERAL COMMENT (2019-10-08): Conforming loan amount. Reserve requirement per LP findings and product guideline is $0.
REVIEWER - GENERAL COMMENT (2019-10-31): Borrower is a first time home buyer and was qualified under the Fixed Rate Bi-Weekly Purchase 1-11-19 guidelines which require 12 months of reserves for a purchase transaction.
REVIEWER - GENERAL COMMENT (2019-11-25): Reviewed "Fact Sheet" for this product. It is silent on reserve requirements for non-jumbo loan amounts. Therefore, defaulting to the larger guidelines, reserve requirement has not been met on this file.
REVIEWER - GENERAL COMMENT (2019-11-25): This exception may be waived to EV2 with comp factors from the lender if they opt to do so.
SELLER - GENERAL COMMENT (2019-12-06): Comp Factors:
File started one day prior to revised fact sheet being issued, old fact sheet states reserves are based on AUS findings which were met.  726 credit score 1x30 on credit card is only delinquency ever on credit since 2005.  Strong income of $12,500 per month.
REVIEWER - WAIVED COMMENT (2019-12-10): Lender waived with comp factors noted	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Loan Term: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 02/XX/2019 disclosed a Loan Term that does not match the actual loan term for the loan. (Final/XX/28/2019)
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (Timothy/DeMaio/3376316)
[2] Federal Compliance - TRID Home Loan Toolkit Provided: Truth in Lending Act (2015): Creditor or broker did not provide Your Home Loan Toolkit Disclosure to applicant.	Federal Compliance - TRID Final Closing Disclosure Loan Term: Loan term on final CD dated 2/XX/2019 discloses a Loan Term of 25 years and 5 months, however, actual loan term is 25 years and 4.5 months.
Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Missing VOE for borrower’s former employment to verify start and stop dates. Any gaps greater than 30 days require a letter of explanation from the borrower.
Federal Compliance - TRID Home Loan Toolkit Provided: .	SELLER - GENERAL COMMENT (2019-10-08): Bi weekly term of 25 year 5 month is correct.
REVIEWER - GENERAL COMMENT (2019-10-14): pending regulatory support for CD to round number of months rather than disclosing the partial month under the loan terms.
REVIEWER - GENERAL COMMENT (2019-12-09): To cure, the lender would provide a Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable. The correction would not impact the DOT.
It is important to note that all of these loans are outside of the 60-day from consummation/discovery timeline. The lender can provide the corrective documentation, but the exceptions would remain in an Open- Unable to Clear EV3 status until the SOL has expired.
SELLER - GENERAL COMMENT (2019-10-08): 2018, 2017 and 2016 W-2's support income and stated dates for previous employment.
REVIEWER - GENERAL COMMENT (2019-10-31): Borrower was qualified under Fixed Rate Bi-Weekly Purchase 1-11-19 guidelines which require the borrower's employment to be verified for the most recent 2 full years. W-2's do not verify the start and end dates of employment or verify there is no gap in employment greater than 30 days. A VVOE from the prior employer is required.
REVIEWER - GENERAL COMMENT (2019-12-16): This is an informational EV2 exception cited in order to differentiate the file from one that may have third party confirmation of 2+ years continuous employment in file, excluding the possibility for any gaps of employment greater than 30 days which would have required an LOE in order to be compliant with Appendix Q. One or more borrowers on this file has current employment less than 2 years and stated dates from the 1003 were relied upon to complete the employment chain for one or more employers. No seller action is required, this exception doesn't individually exclude the loan file from achieving QM status.
SELLER - GENERAL COMMENT (2019-10-08): All disclosures were sent within the proper timeline
REVIEWER - GENERAL COMMENT (2019-10-10): AMC reviewed exception. Please provide documentation indicating the Home Loan Toolkit was provided within 3 business days of application for review.	Federal Compliance - TRID Final Closing Disclosure Loan Term: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																						Federal Compliance - TRID Home Loan Toolkit Provided: TILA - 1yr affirmative.	726 FICO > 680 required by guidelines Borrower has a disposable income of $8,517.78		TRID SOL Expired	B	B	B	B	B
XXXXX	100001265	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Loan Term: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 04/XX/2019 disclosed a Loan Term that does not match the actual loan term for the loan. (Final/XX/02/2019)
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XX/02/2019)
[2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.	Federal Compliance - TRID Final Closing Disclosure Loan Term: CD reflects a loan term of 25 years 6 months.
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There was no verification of borrower's receipt of appraisal.	SELLER - GENERAL COMMENT (2019-10-08): The Term for this biweekly loan is correct.
REVIEWER - GENERAL COMMENT (2019-10-14): pending regulatory support for CD to round number of months rather than disclosing the partial month under the loan terms.
REVIEWER - GENERAL COMMENT (2019-12-09): To cure, the lender would provide a Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable. The correction would not impact the DOT.
It is important to note that all of these loans are outside of the 60-day from consummation/discovery timeline. The lender can provide the corrective documentation, but the exceptions would remain in an Open- Unable to Clear EV3 status until the SOL has expired.
SELLER - GENERAL COMMENT (2019-10-08): Borrower signed the waiver and received a copy of the appraisal at the closing.
REVIEWER - GENERAL COMMENT (2019-10-29): Copy of the waiver not located in the loan file.	Federal Compliance - TRID Final Closing Disclosure Loan Term: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

																						Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	B	B	B	B	B
XXXXX	100001266	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	2	[2] Credit Calculation / Analysis - Guideline Requirement: Representative FICO score discrepancy.: Representative FICO score of 688 is less than Guideline representative FICO score of 700.	Exception approval form in file, however no compensating factors were identified, therefore exception was not applied at this time. Once lender identifies compensating factors, exception maybe applied.	SELLER - GENERAL COMMENT (2019-11-14): Compensating factor comments in file. Co-Borrower's score is 806. Majority of lates were over 2 years old. Not an exception to XXXXX's credit policy.
REVIEWER - GENERAL COMMENT (2019-11-15): Co-borrower's FICO is not  as valid compensating factor.  Please provide acceptable compensating factors for the qualifying FICO score being below guideline min.
REVIEWER - GENERAL COMMENT (2019-11-25): This exception may be waived to EV2 with comp factors from the lender if they opt to do so.
SELLER - GENERAL COMMENT (2019-11-26): Compensating Factors:
a. Borrowers have 18 months in reserves.
b. Borrower 1 has been employed as a registered nurse for 10 years.
REVIEWER - WAIVED COMMENT (2019-11-26): Waived with comp factors	1	3	[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/XX/28/2019)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - TRID Home Loan Toolkit Timing: Truth in Lending Act (2015): Creditor or broker did not provide the Home Loan Toolkit Disclosure to applicant within 3 business days of application.
[1] Federal Compliance - TRID Final Closing Disclosure Prepaid Other 1 Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 04/XX/2019 did not disclose number of months for Special assessment taxes under Prepaids. (Final/XX/04/2019)
[1] Federal Compliance - TRID Service Provider Timing: TILA-RESPA Integrated Disclosure: Borrower did not receive a list of service providers within 3 business days of application.
[1] Federal Compliance - TRID Servicing Disclosure Timing: File does not evidence the consumer was provided with the Servicing Disclosure within 3 days of the loan application date.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee.  Fee Amount of $140.00 exceeds tolerance of $125.00.  Sufficient or excess cure was provided to the borrower at Closing. (75104)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $750.00 exceeds tolerance of $700.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Loan Estimate Timing: No earlier dated LE was provided in file.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Lender updated their designation to non-QM, matching diligence
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Disclosure not provided within 3 days of application.
Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
Federal Compliance - TRID Home Loan Toolkit Timing: Disclosure not provided within 3 days of application.
Federal Compliance - TRID Final Closing Disclosure Prepaid Other 1 Months: Number of months collected for the special tax assessments noted under the prepaid section.
Federal Compliance - TRID Service Provider Timing: Disclosure not provided within 3 business days application.
Federal Compliance - TRID Servicing Disclosure Timing: File does not evidence the consumer was provided with the Servicing Disclosure within 3 days of the loan application date.	SELLER - GENERAL COMMENT (2019-10-28): Please disregard Initial CDs for this exception, meant to add Application Package snapshot.
REVIEWER - GENERAL COMMENT (2019-10-29): No earlier LE uploaded or located in loan file.
REVIEWER - GENERAL COMMENT (2019-10-29): Application date was 1/XX/2019, and first LE was not issued until 1/XX/2019 per loan file. Exception must stand..
REVIEWER - GENERAL COMMENT (2019-10-29): Application date was 1/XX/2019, and first LE was not issued until 1/XX/2019 per loan file. Exception must stand..
SELLER - GENERAL COMMENT (2019-10-28): Verbiage on LE, and Disclosure and Authorization document.
REVIEWER - GENERAL COMMENT (2019-10-29): Application date was 1/XX/2019, and first LE was not issued until 1/XX/2019 per loan file. Exception must stand..
REVIEWER - GENERAL COMMENT (2019-10-29): Application date was 1/XX/2019, and first LE was not issued until 1/XX/2019 per loan file. Exception must stand..
SELLER - GENERAL COMMENT (2019-10-28): this amount was manually entered
REVIEWER - GENERAL COMMENT (2019-10-29): Number of months for property taxes was blank in section F of the final CD.  PCCD and LOE required.
REVIEWER - WAIVED COMMENT (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A
REVIEWER - GENERAL COMMENT (2019-10-29): Application date was 1/XX/2019, and first LE was not issued until 1/XX/2019 per loan file. Exception must stand..
REVIEWER - WAIVED COMMENT (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A
SELLER - GENERAL COMMENT (2019-10-28): Verbiage on LE
REVIEWER - GENERAL COMMENT (2019-10-29): Application date was 1/XX/2019, and first LE was not issued until 1/XX/2019 per loan file. Exception must stand..
REVIEWER - WAIVED COMMENT (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A	Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Home Loan Toolkit Timing: TILA - 1yr affirmative.

Federal Compliance - TRID Final Closing Disclosure Prepaid Other 1 Months: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																						Federal Compliance - TRID Service Provider Timing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	20 months reserves > 6 months guideline minimum Borrower has employment stability for 10 years		TRID SOL Expired	B	B	B	B	B
XXXXX	100001267	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	1	1	3	[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 05/08/2019 not received by borrower at least four (4) business days prior to closing. (Interim/05/08/2019)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $517.00 exceeds tolerance of $436.00 plus 10% or $479.60.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[1] Federal Compliance - TRID Final Closing Disclosure Total Interest Percentage: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2019 disclosed a Total Interest Percentage that does not match the actual total interest percentage for the loan. (Final/05/XX/2019)
[1] Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 05/XX/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/05/XX/2019)
[1] Federal Compliance - TRID Revised Loan Estimate Received Date >  Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate 05/08/2019 received on or after the date the Closing Disclosure 5/XX/2019 12:00:00 AM was received. (Interim/05/08/2019)
[1] Federal Compliance - TRID Seller Closing Disclosure: TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file. (Final/05/XX/2019)	Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Earlier receipt has not been provided therefore the mailbox rule applies.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Recording fee increase is outside of the allowed 10% tolerance, no cure provided to borrower.
Federal Compliance - TRID Final Closing Disclosure Total Interest Percentage: Calculated TIP does not match the disclosed TIP.
Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: Increase in recording fee was outside of the 10% tolerance, no violation amount is noted in the calculating cash to close table.
Federal Compliance - TRID Revised Loan Estimate Received Date >  Closing Disclosure Received Date: Evidence of earlier receipt not provided therefore the mailbox rule applies.
Federal Compliance - TRID Seller Closing Disclosure: Seller disclosure has not been provided.	SELLER - GENERAL COMMENT (2019-10-08): Loan closed on 5/XX. 5 days after LE was issued and signed by the borrower
REVIEWER - GENERAL COMMENT (2019-10-11): Revised LE issued on 5/XX/19 was received on 5/XX/19 which is a Thursday and closing was on Monday 5/XX.  This is only 3 business days if you count Saturday.  Exception stands.
SELLER - GENERAL COMMENT (2019-11-27): LE issued on 5/XX but not signed until 5/XX.  only 3 days between signing and closing.
REVIEWER - GENERAL COMMENT (2019-12-02): No new documents provided for review.  Revised LE issued on 5/XX/19 was received on 5/XX/19 which is a Thursday and closing was on Monday 5/XX.  Revised Loan Estimate provided on 05/XX/2019 not received by borrower at least four (4) business days prior to closing.
SELLER - GENERAL COMMENT (2019-10-08): Change of circumstance issued on 5/XX/19
REVIEWER - GENERAL COMMENT (2019-10-11): COC dated 5/XX/19 does not give what fees were affected with the change in settlement charges.  More details along with the reason why the recording fees increased  is needed for reconsideration.
SELLER - GENERAL COMMENT (2019-10-08): Bi weekly loan. Escrows on CD reflect bi weekly payments
REVIEWER - GENERAL COMMENT (2019-10-11): Initial Deposit on IEAD is $1550.14 and Initial Deposit on Final CD is $1617.31.  A Corrected CD and LOE are required to cure.
SELLER - GENERAL COMMENT (2019-10-08): TIP is disclsoed correctly
REVIEWER - GENERAL COMMENT (2019-10-11): Calculate TIP is 64.4300.  A Corrected CD and LOE are required to cure.
REVIEWER - WAIVED COMMENT (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A
SELLER - GENERAL COMMENT (2019-10-08): Change of circumstance issued on 5/XX/19
REVIEWER - GENERAL COMMENT (2019-10-11): 10% tolerance violation is still open.
REVIEWER - WAIVED COMMENT (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A
SELLER - GENERAL COMMENT (2019-10-08): revised LE was hard signed by the borrower
REVIEWER - GENERAL COMMENT (2019-10-11): SitusAMC received a hard signed revised LE issued on 4/XX/19, signed on 5/XX/19.  The final LE issued on 5/XX/19 is not signed.
REVIEWER - WAIVED COMMENT (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A
REVIEWER - WAIVED COMMENT (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A	Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure Total Interest Percentage: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Received Date >  Closing Disclosure Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																						Federal Compliance - TRID Seller Closing Disclosure: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	B	B	B	B	B
XXXXX	100001268	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A
XXXXX	100001269	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 8,232.07 on Final Closing Disclosure provided on 08/XX/2018 not accurate. (Final/08/XX/2018)
[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 08/XX/2018 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/966903)
[3] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate Initial Payment Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 08/XX/2018 disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/966903)
[3] Federal Compliance - TRID Final Closing Disclosure Loan Term: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 08/XX/2018 disclosed a Loan Term that does not match the actual loan term for the loan. (Final/08/XX/2018)
[3] Federal Compliance - TRID Final Closing Disclosure Paystream vs Loan Term: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 08/XX/2018 contains a payment schedule that does not match the term on the loan. (ProjSeq:1/966903)
[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October 2018 Test: The escrowed property cost over 1 year is not accurate.
Federal Compliance - TRID Final Closing Disclosure Loan Term: The loan term does not match the loan term for the loan.
Federal Compliance - TRID Final Closing Disclosure Paystream vs Loan Term: The payment schedule does not match the payment schedule for the loan.	SELLER - GENERAL COMMENT (2019-10-08): escrow figure is based of of bi weekly payments.
REVIEWER - GENERAL COMMENT (2019-10-11): It appears the lender is using a different HOI premium amount for the payment.  The HOI policy premium is $1,116.65 and Lender used $1,200.00.  To cure a corrected CD and LOE to consumer is required.
SELLER - GENERAL COMMENT (2019-10-08): This is a bi weekly loan.  CD reflects Bi Weekly amounts
REVIEWER - GENERAL COMMENT (2019-10-11): IEAD discloses $345.40 bi-weekly, which equates to $748.37/mo.  The actual monthly is $741.42 which equates to $342.19 bi-weekly.  It appears the lender is using a different HOI premium amount for the payment.  The HOI policy premium is $1,116.65 and Lender used $1,200.00.  To cure a corrected CD and LOE to consumer is required.
SELLER - GENERAL COMMENT (2019-10-08): This is a bi weekly loan.  CD reflects Bi Weekly amounts
REVIEWER - GENERAL COMMENT (2019-10-11): IEAD discloses $345.40 bi-weekly, which equates to $748.37/mo.  The actual monthly is $741.42 which equates to $342.19 bi-weekly.  It appears the lender is using a different HOI premium amount for the payment.  The HOI policy premium is $1,116.65 and Lender used $1,200.00.  To cure a corrected CD and LOE to consumer is required.
SELLER - GENERAL COMMENT (2019-10-08): Loan Term is 25 years and 5 months
REVIEWER - GENERAL COMMENT (2019-10-11): 659 payments divided by 26 = 25.35 mos.  The term should be 25 yrs and 4 mos.  To cure a Corrected CD and LOE are required.
SELLER - GENERAL COMMENT (2019-10-08): Loan Term is 25 years and 5 months
REVIEWER - GENERAL COMMENT (2019-10-11): 659 payments divided by 26 = 25.35 mos.  The term should be 25 yrs and 4 mos.  To cure a Corrected CD and LOE are required.
SELLER - GENERAL COMMENT (2019-10-08): This is a bi weekly loan.  CD reflects Bi Weekly amounts
REVIEWER - GENERAL COMMENT (2019-10-11): IEAD discloses $345.40 bi-weekly, which equates to $748.37/mo. The actual monthly is $741.42 which equates to $342.19 bi-weekly. It appears the lender is using a different HOI premium amount for the payment. The HOI policy premium is $1,116.65 and Lender used $1,200.00. To cure a corrected IEAD is required.	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October 2018 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate Initial Payment Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Loan Term: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Paystream vs Loan Term: TILA subject to Statute of Limitations - 1 year affirmative, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure.  Assignee liability.

																						Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	B	B	B	B	B
XXXXX	100001270	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/26/2019)		REVIEWER - GENERAL COMMENT (2019-10-09): Received trailing doc evidencing borrower's receipt of the initial appraisal report on 03/20/2019, however the appraisal provided was updated and has a report date of 03/XX/2019. Please provide evidence borrower received the updated report.				-	B	B	B	B	B
XXXXX	100001271	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Loan Term: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 10/XX/2018 disclosed a Loan Term that does not match the actual loan term for the loan. (Final/10/XX/2018)
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Prepaid Property Tax Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 10/XX/2018 did not disclose number of months for Property Tax under Prepaids. (Final/10/XX/2018)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $1,825.00 exceeds tolerance of $1,824.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Federal Compliance - TRID Final Closing Disclosure Loan Term: The CD reflects 25 years, 1 month, but the Note reflects 25 years even.
Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: Final CD reflects $313.16 for the initial escrow deposit, and the disclosure reflects $150.37.
Federal Compliance - TRID Final Closing Disclosure Prepaid Property Tax Months: The number of months of prepaid property taxes disclosed in section F of the final CD was blank.	SELLER - GENERAL COMMENT (2019-10-08): Note rounded the terms of he bi weekly loan down
REVIEWER - GENERAL COMMENT (2019-10-14): Lender to provide regulatory support for CD to round number of months rather than disclosing the partial month under the loan terms
SELLER - GENERAL COMMENT (2019-10-08): Escrow s are set up correctly based on bi weekly loan terms
REVIEWER - GENERAL COMMENT (2019-10-09): The initial deposit into escrow reflected on the final CD reflects $313.16 on page 2 and 4. The initial escrow account disclosure reflects $150.37 as the initial deposit which is incorrect. Please provide a corrected Initial escrow account disclosure statement showing the correct initial deposit into escrow.
SELLER - GENERAL COMMENT (2019-10-08): this figure was manually entered
REVIEWER - GENERAL COMMENT (2019-10-10): AMC reviewed exception. Please provide a corrected CD indicating number of months collected and LOE to cure.	Federal Compliance - TRID Final Closing Disclosure Loan Term: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																						Federal Compliance - TRID Final Closing Disclosure Prepaid Property Tax Months: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	B	B	B	B	B
XXXXX	100001272	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided	SELLER - GENERAL COMMENT (2019-10-08): We do not require docs on stand alone seconds REVIEWER - GENERAL COMMENT (2019-10-09): 10/9 Note for second lien for XXX must be provided to confirm closing of subordinate lien. REVIEWER - GENERAL COMMENT (2019-10-31): What does lender collect that outlines the terms of the subordinate lien on loan file? REVIEWER - GENERAL COMMENT (2019-11-07): Shared appreciation loans, updating EV grade to information. RA grades remain	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Loan Term: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 08/XX/2018 disclosed a Loan Term that does not match the actual loan term for the loan. (Final/08/XX/2018)
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - RESPA  -  Initial Escrow Account Statement Not Provided Timely: RESPA: Initial escrow account statement was not provided to the borrower within 45 calendar days of closing.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Service Charges. Fee Amount of $786.63 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (77183)	Federal Compliance - TRID Final Closing Disclosure Loan Term: Disclosure reflects 25 yr and 4 mo; calculated is 25 yrs 3 mo.
Federal Compliance - RESPA  -  Initial Escrow Account Statement Not Provided Timely: Initial escrow account statement was not provided to the borrower within 45 calendar days of closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title Service Charges disclosed as $0 on the LE dated 6/XX/18; but disclosed as $786.63 on the Final Closing Disclosure.	SELLER - GENERAL COMMENT (2019-10-08): Term of 25 year 4 months is correct on this bi weekly loan
REVIEWER - GENERAL COMMENT (2019-10-14): AMC reviewed exception. Partial months should not be included in the loan term calculation. Please provide a corrected CD and LOE to cure.
REVIEWER - CURED COMMENT (2019-09-16): No cure required, borrower did no use an SSPL.	Federal Compliance - TRID Final Closing Disclosure Loan Term: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA  -  Initial Escrow Account Statement Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																						Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C
XXXXX	100001273	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Loan Term: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 04/XX/2019 disclosed a Loan Term that does not match the actual loan term for the loan. (Final/04/XX/2019)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[1] Federal Compliance - TRID Final Closing Disclosure Prepaid Interest: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 04/XX/2019 disclosed prepaid interest under Prepaids that does not match calculated figures. (Final/04/XX/2019)	Federal Compliance - TRID Final Closing Disclosure Loan Term: Final CD reflects a loan term of 25 yrs and 4 months, the calculation is 25 yrs and 3 months.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Lender updated their designation to match diligence of Non-QM
Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: Initial Escrow Account Disclosure was not evidenced in the loan file..
Federal Compliance - TRID Final Closing Disclosure Prepaid Interest: Daily interest collected is for 12 days, the number of days from the 19th to the 1st is 14.	SELLER - GENERAL COMMENT (2019-10-08): Loan terms of 25 year 4 month is correct
REVIEWER - GENERAL COMMENT (2019-10-14): AMC reviewed exception. Partial months should not be included in the loan term calculation. Please provide a corrected CD and LOE to cure.
REVIEWER - GENERAL COMMENT (2019-12-09): To cure, the lender would provide a Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable. The correction would not impact the DOT.
It is important to note that all of these loans are outside of the 60-day from consummation/discovery timeline. The lender can provide the corrective documentation, but the exceptions would remain in an Open- Unable to Clear EV3 status until the SOL has expired.
SELLER - GENERAL COMMENT (2019-10-08): additional interest for 2 days was paid by lender.
REVIEWER - GENERAL COMMENT (2019-10-14): AMC reviewed exception. Please provide corrected CD and LOE to cure.
REVIEWER - WAIVED COMMENT (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A	Federal Compliance - TRID Final Closing Disclosure Loan Term: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																						Federal Compliance - TRID Final Closing Disclosure Prepaid Interest: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	B	B	B	B	B
XXXXX	100001298	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Capital Gains Tax Returns: Qualified Mortgage (Dodd-Frank 2014): Three (3) years tax returns to evaluate Capital Gains or Losses requirement not met. (Pitney,David Capital Loss/Schedule D)
[2] Federal Compliance - Check Restated Loan Designation Match - QM / ATR
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/03/25/2019)
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/25/2019)
[2] Federal Compliance - TRID Esign Consent Agreement Status: ESIGN Act – Missing esign consent.  TRID disclosures provided electronically will not be used to set or rebaseline fees for tolerance purposes.  Disclosures sent electronically may result in a fee tolerance violation of up to $13,490.21 and disclosure timing violations.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $6,176.10 exceeds tolerance of $6,026.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Federal Compliance - Capital Gains Tax Returns: Capital Gains requires 3 years tax returns for verification
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and there is no evidence that the appraisal was provided at or before closing.
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is no evidence that the Creditor provided a copy of each valuation to applicant three (3) business days prior to consummation.
Federal Compliance - TRID Esign Consent Agreement Status: AMC received disclosure tracking indicating initial CD was received the same day. Please provide the E consent agreement.	REVIEWER - GENERAL COMMENT (2019-08-01): Compliance reponse:Appendix Q requires, “…if the individual has a constant turnover of assets resulting in gains or losses, the capital gain or loss must be considered when determining the income. Three years’ tax returns are required to evaluate an earning trend.” If the analysis, “…consistently shows a loss, it must be deducted from the total income.”
Therefore, for QM loans AMC requires three years’ tax returns and two does not suffice for considerations in accordance with Appendix Q.
SELLER - GENERAL COMMENT (2019-08-06): Below is a screen shot of the Appendix Q rule.  We believe the key words here are “earning trend”.  The borrower does not have capital gains income (earnings).  Instead, they have a loss.  The XXX guideline says, in essence, if it’s a loss deduct from income and move on.  If it’s income, or if they don’t qualify with a loss, get a third year.  We request that this finding be downgraded to non-material.
REVIEWER - GENERAL COMMENT (2019-08-09): If the loss is a recurring issue, then three years are required to establish the trend.  In the event the loss was a one time event that is being carried over year to year, then that would not need to be considered when determining effective income. (Thereby not mandating 3 years returns or income offset considerations). Tax returns reveal -$103,207 for 2017 & -$162,138 for 2016. This appears to represent a recurring loss as opposed to a one-time event.

The excerpt from Appendix Q covers both income or losses, not only positive earnings.  See below:

Capital Gain and Losses (from Schedule D)
Capital gains or losses generally occur only one time, and should not be considered when determining effective income.

However, if the individual has a constant turnover of assets resulting in gains or losses, the capital gain or loss must be considered when determining the income. Three years’ tax returns are required to evaluate an earning trend. If the trend:
• results in a gain, it may be added as effective income, or
• consistently shows a loss, it must be deducted from the total income.
SELLER - GENERAL COMMENT (2019-08-13): Per XXX guidelines section 40.30.30 capital losses must be deducted from the total income.  A third year tax return is required only when trying to show that losses are not recurring.  In this case, a 24 month average of the capital gains loss of $11056 was deducted from the income.  We contend that the file meets the requirements of the XXX guidelines.
REVIEWER - GENERAL COMMENT (2019-08-02): Compliance reponse:Appendix Q requires, “…if the individual has a constant turnover of assets resulting in gains or losses, the capital gain or loss must be considered when determining the income. Three years’ tax returns are required to evaluate an earning trend.” If the analysis, “…consistently shows a loss, it must be deducted from the total income.”
Therefore, for QM loans AMC requires three years’ tax returns and two does not suffice for considerations in accordance with Appendix Q.
SELLER - GENERAL COMMENT (2019-08-06): Below is a screen shot of the Appendix Q rule.  We believe the key words here are “earning trend”.  The borrower does not have capital gains income (earnings).  Instead, they have a loss.  The XXX guideline says, in essence, if it’s a loss deduct from income and move on.  If it’s income, or if they don’t qualify with a loss, get a third year.  We request that this finding be downgraded to non-material.
REVIEWER - GENERAL COMMENT (2019-08-09): If the loss is a recurring issue, then three years are required to establish the trend.  In the event the loss was a one time event that is being carried over year to year, then that would not need to be considered when determining effective income. (Thereby not mandating 3 years returns or income offset considerations). Tax returns reveal -$103,207 for 2017 & -$162,138 for 2016. This appears to represent a recurring loss as opposed to a one-time event.

The excerpt from Appendix Q covers both income or losses, not only positive earnings.  See below:

Capital Gain and Losses (from Schedule D)
Capital gains or losses generally occur only one time, and should not be considered when determining effective income.

However, if the individual has a constant turnover of assets resulting in gains or losses, the capital gain or loss must be considered when determining the income. Three years’ tax returns are required to evaluate an earning trend. If the trend:
• results in a gain, it may be added as effective income, or
• consistently shows a loss, it must be deducted from the total income.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																						Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			TILA ATR/QM	C	C	C	C	C
XXXXX	100001299	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	2	1				1				2	[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXX)	Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: VVOE does not confirm current employment dates, only that borrower is active.					-	B	B	B	B	B
XXXXX	100001330	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/07/XX/2019)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Verification of appraisal delivery was not provided.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			-	B	B	B	B	B
XXXXX	100001331	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/07/XX/2019)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Missing documentation that appraisal was provided to the borrowers.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			-	B	B	B	B	B
XXXXX	100001332	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/07/XX/2019)			Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			-	B	B	B	B	B
XXXXX	100001333	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/07/XX/2019)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): not provided		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			-	B	B	B	B	B
XXXXX	100001334	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/07/XX/2019)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Waiver was signed by the borrower; however, evidence of receipt of appraisal by day of closing is missing from the file.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			-	B	B	B	B	B
XXXXX	100001402	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM	2	1				1				2	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.			Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	B	B	B	B	B
XXXXX	100001403	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	2	1				1				2	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Refinance was not lender to lender, incorrect ROR form was used.	BUYER - GENERAL COMMENT (2019-11-21): H-8 RTC was uploaded on 11/XX/19 REVIEWER - GENERAL COMMENT (2019-11-21): Borrower provided with both H-8 and H-9 RTC forms at closing. REVIEWER - GENERAL COMMENT (2019-12-02): Per client, waiting for new ROR to cure this exception. BUYER - GENERAL COMMENT (2019-12-02): borrowers provided new RORs on 11/XX/2019. Expired 11/XX/2019. REVIEWER - CURED COMMENT (2019-12-03): LOE and 11/XX executed ROR were provided.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	B	B	B	B	B
XXXXX	100001404	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	1	1	1	1	[1] Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 09/XX/2019 did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final/09/XX/2019)
[1] Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 09/XX/2019 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/09/XX/2019)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $40.33 exceeds tolerance of $35.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: Lender contact information was not provided on the final CD. Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: The policy amount collected for under section F is $1758 annually with a monthly cost of $146.50 and the amount collected under section G is $148.75.	SELLER - GENERAL COMMENT (2019-11-19): Please see attached final CD with lender contact info. Please clear condition. Thank you.
REVIEWER - GENERAL COMMENT (2019-11-21): A copy of final CD received.  The Lender contact name is present on the CD, however, the NMLS ID # is missing.  Please provide a Corrected CD and LOE to cure.
SELLER - GENERAL COMMENT (2019-11-25): The NMLS ID #XXX  is listed on page 5 of the final CD, Please waive the invalid condition. Thank you.
REVIEWER - GENERAL COMMENT (2019-11-25): Disagree. The NMLS on the CD is for the lender, not the lender contact. Exception remains.
SELLER - GENERAL COMMENT (2019-12-02): Lender’s Contact license/NMLS # is not required for Wholesale loans. Please clear condition. Thank you.
REVIEWER - GENERAL COMMENT (2019-12-04): AMC permits individual clients to include or exclude testing of the Lender's Individual NMLS contact name on the Final CD for Wholesale loans. Citi has elected to include, therefore the exception remains.
REVIEWER - GENERAL COMMENT (2019-12-13): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A
																					REVIEWER - WAIVED COMMENT (2019-12-13): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A	Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A
XXXXX	100001405	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	1	1				1				1	[1] Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 11/XX/2019 disclosed a Closing Date that did not match the actual date of consummation. (Final/11/XX/2019) [1] Federal Compliance - TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate 11/12/2019 received on or after the date the Closing Disclosure 11/XX/2019 12:00:00 AM was received. (Interim/11/12/2019)	Federal Compliance - TRID Final Closing Disclosure Closing Date: Lender provided post-closing CD which reflects new closing and disbursement date. Federal Compliance - TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date: Revised LE was received by the borrower the same day the initial CD was provided.	REVIEWER - WAIVED COMMENT (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A REVIEWER - WAIVED COMMENT (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A	Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA - 1yr affirmative Federal Compliance - TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A
XXXXX	100001420	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	1	1	2	[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/XX/2019, Most Recent Tax Return End Date 12/31/2017, Tax Return Due Date 03/15/2019. (XXX)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/XX/2019,  Most Recent Tax Return End Date 12/31/2017, Tax Return Due Date 03/15/2019. (XXX)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/XX/2019,  Most Recent Tax Return End Date 12/31/2017, Tax Return Due Date 03/15/2019. (XXX)
																			[1] Federal Compliance - TRID Final Closing Disclosure Assumption: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 05/XX/2019 incorrectly disclosed whether the loan allows for Assumption. (Final/05/XX/2019)	Federal Compliance - Self-Employed Tax Return Recency - ATR: Re-tested income and regraded to EV2 informational purpose . Federal Compliance - Self-Employed Tax Return Recency - ATR: Re-tested income and regraded to EV2 informational purpose . Federal Compliance - Self-Employed Tax Return Recency - ATR: Re-tested income and regraded to EV2 informational purpose . Federal Compliance - TRID Final Closing Disclosure Assumption: Final Cd reflects loan as not assumable however note contains assumption language.	REVIEWER - WAIVED COMMENT (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A	Federal Compliance - TRID Final Closing Disclosure Assumption: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	34.41% DTI on this full documentation loan < 43% guideline max - 8.59% below program guideline maximum Residual Income requirement $1,500. File Residual Income $23,533.65.		-	B	B	B	B	B
XXXXX	100001436	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $900.00 exceeds tolerance of $825.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)						-	A	A	A	A	A
XXXXX	100001437	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A
XXXXX	100001438	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Wire /Funding/ Disbursement Fee. Fee Amount of $25.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (77190)
																			[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - SubEscrow Fee. Fee Amount of $45.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (77185)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Wire/Funding/Disbursement Fee was not disclosed on Loan Estimate and is paid to a Lender Affiliate making it a zero tolerance fee. File does not contain a valid COC for this fee, nor evidence of cure. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - SubEscrow Fee was not disclosed on Loan Estimate and is paid to a Lender Affiliate making it a zero tolerance fee. File does not contain a valid COC for this fee, nor evidence of cure.	BUYER - GENERAL COMMENT (2020-03-18): cure docs uploaded LOE, CD, CHECK, POSTAGE REVIEWER - CURED COMMENT (2020-03-19): SitusAMC received required documents, exception is cured. BUYER - GENERAL COMMENT (2020-03-18): cure docs REVIEWER - CURED COMMENT (2020-03-19): SitusAMC received required documents, exception is cured.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B	B	B
XXXXX	100001439	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A
XXXXX	100001612	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	1	1				1				1							-	A	A	A	A	A
XXXXX	100001615	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	1	1	3	[3] State Compliance - (State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): California Higher-Priced Loan: APR on subject loan of 5.99860% or Final Disclosure APR of 6.01000% is in excess of allowable threshold of APOR 4.11% + 1.5%, or 5.61000%. Compliant Higher Priced Loan.
[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.99860% or Final Disclosure APR of 6.01000% is in excess of allowable threshold of APOR 4.11% + 1.5%, or 5.61000%.  Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - TRID Final Closing Disclosure Optional Fees: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 10/XX/2019 disclosed Optional fees in a section other than Section H. (Final/10/XX/2019)	Federal Compliance - TRID Final Closing Disclosure Optional Fees: Final CD disclosed a Transaction Coordinator Fee to Re/XXXXX for $195.00 which appears to be related to the Realtor and may be optional. Additional documentation will be required.	BUYER - GENERAL COMMENT (2019-11-21): PCCD + Tolerance Cure Documents REVIEWER - CURED COMMENT (2019-11-23): SitusAMC received required documents, exception is cured.	State Compliance - (State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): Assignee Liability is unclear. The provisions of the Act may only be enforced by the Attorney General or the licensed person’s licensing agency. Any person who willfully and knowingly violates any provision of the Act shall be liable for a civil penalty of not more than $10,000 for each violation. A prepayment penalty or yield spread premium provision of a higher-priced mortgage loan that violates the Act shall be unenforceable.

Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

																						Federal Compliance - TRID Final Closing Disclosure Optional Fees: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			State HPML - Compliant	B	B	B	B	B
XXXXX	100001623	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/18/2019)	REVIEWER - GENERAL COMMENT (2019-12-11): Date the appraisal went to the borrower. Missing the disclosure signed at closing confirming all appraisals were sent within 3 days before closing.
REVIEWER - GENERAL COMMENT (2019-12-17): Rec'd proof of delivery of the revised report on 11/XX/2019, however, borrower acknowledgment of receipt was not in file.  3-day mail rule applied and presumed rec'd date is on 11/XX/2019 which is not 3 business days prior to closing.  Exception remains EV2.
REVIEWER - GENERAL COMMENT (2019-12-18): Document signed at closing not provided.
																					BUYER - WAIVED COMMENT (2019-12-18): borrower received valuations				-	B	B	B	B	B
XXXXX	100001638	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	2	1				1	[1] Value Discrepancy - Securitization Review and the supporting secondary valuation was an AVM	Provide additional appraisal or desk review.	BUYER - WAIVED COMMENT (2020-02-13): avm provided is from approved list with the score less than 13 REVIEWER - GENERAL COMMENT (2020-02-21): Regraded Fitch to an A per Securitization Bulletin 2019-02.	2	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.		BUYER - WAIVED COMMENT (2020-02-13): we did not payoff our self - the lender was XXX	Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	B	B	B	B	B
XXXXX	100001641	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Home Improvement		1	1				1				1							-	A	A	A	A	A
XXXXX	100001644	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM	1	1				1				1	[1] Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 09/XX/2019 disclosed a Closing Date that did not match the actual date of consummation. (Final/09/XX/2019)	Federal Compliance - TRID Final Closing Disclosure Closing Date: Final CD reflects closing date of 9/XX/19 however date of consummation was 9/XX/19 issue cleared via post closing CD.	REVIEWER - WAIVED COMMENT (2019-12-12): Removed from scope based on SFA Grid 3.0. Exception regraded to EV1-A	Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA - 1yr affirmative			-	A	A	A	A	A
XXXXX	100001647	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/01/2019)
																			[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: File does not contain acknowledgment of borrower receiving appraisal 3 days prior to closing nor is there evidence of when borrower received appraisal. Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: The Initial Right to Receive Appraisal within three days from application is not located in the loan file. The Loan Estimate was used;however, it was dated 9/XX/2019, after the three days from application date of 9/XX/19.		Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			-	B	B	B	B	B
XXXXX	100001650	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/10/2019)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: File does not contain evidence of borrower acknowledging receipt of each valuation 3 days prior to closing nor does it contain evidence of when borrower received each valuation.					-	B	B	B	B	B
XXXXX	100001663	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	1	1				1				1							-	A	A	A	A	A
XXXXX	100001664	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	1	1				1				1							-	A	A	A	A	A
XXXXX	100001665	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	1	1				1				1							-	A	A	A	A	A
XXXXX	100001666	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	1	1				1				1							-	A	A	A	A	A
XXXXX	100001667	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM	1	1				1				1							-	A	A	A	A	A
XXXXX	100001765	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	2	2	[2] Insurance Analysis - Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.	Please provide a copy of the Homeowner's Insurance policy evidencing the correct mortgagee clause.	1	2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: The transfer taxes on GFE were listed as $434.80 but reflected on the HUD as City/County Tax Stamps $50 and State Tax/Stamps $421.60 for a total of $471.60. Please provide a evidence a GFE showing the correct transfer taxes was provided to the borrower or provide a cure to the borrower.
Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: Please provide a GFE evidencing the borrower was provided a minimum of 10 business days prior to the expiration of the charges and terms disclosed.
Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: Please provide a copy of the GFE utilized to prepare the HUD-1 or provide a corrected HUD-1 showing the correct GFE information.
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: Please provide a signed copy of the Affiliate Business Arrangement disclosure.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: Please provide evidence the borrower received a copy of the the Right to Receive a copy of the appraisal disclosure at the time of application.	Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																						Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.			-	B	B	B	B	B
XXXXX	100001766	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term	Safe Harbor QM	2	2	[2] Insurance Analysis - Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.	Please provide a copy of the home owner's insurance policy evidencing the correct mortgagee clause.	1	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: Please provide a copy of the Good Faith estimate showing the borrower had a minimum of 10 days before the charges and terms expired. All of the Good Faith Estimates in the loan file shows the date of 12/XX/2014.
Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: Please provide a copy of a GFE utilized to prepare the HUD-1.  The final GFE shows the borrower will need to pay homeowner's insurance at closing when the premiums were all paid prior to closing and were not included on the HUD-1.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: Please provide evidence the borrower received the Right to Receive a copy the Appraisal Disclosure.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																						Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.			-	B	B	B	B	B
XXXXX	100001768	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] Application / Processing - Missing Document: AUS not provided [3] Application / Processing - Missing Document: Tax Certificate not provided	The Uniform Underwriting and Transmittal Summary (1008) reflected the loan was approved by AUS system DU, which was not provided in the loan file. The DU approvals in the file were not valid due to inaccurate data based on the loan documentation in the file.	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/02/13/2015)
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Unable to test Bill of Rights disclosure due to missing information.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Unable to test Consumer Caution notice due to missing information.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Unable to test counseling agencies list due to missing information.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/23/2015 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Unable to determine Homeownership Counseling List was provided due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Initial Creditor Loan Application not provided
Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Initial TIL was provided 3 business days prior to closing
State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Bill of Rights provided, but not dated
State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Consumer Caution provided, but not dated
State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Home Ownership Counseling list provided but not dated
Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: Two Year verification of employment provided
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Home Ownership Counseling list provided but not dated
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Initial Creditor Application not provided	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effective 1/10/14, this amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

Effective 1/10/2014 in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																						Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			TILA SOL Expired	C	C	C	C	C
XXXXX	100001770	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	2	1	1	2	[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010): Borrower not provided with list of service providers. [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																						Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	B	B	B	B	B
XXXXX	100001771	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	2	2	[2] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note Date.: Hazard Insurance Policy Expiration Date 06/28/2014, Note Date 05/XX/2014			1				2	[2] Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX)	Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: No third party verification of Self Employment dates. Only used to reflect losses.					-	B	B	B	B	B
XXXXX	100001774	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	2	[2] Insurance Analysis - Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.	The hazard policy noted the prior lender as its successors; no updated dec page located.	1	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/23/2015)
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: The HUD in file used for testing was not signed or stamped.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Invalid exception; the loan file captured delivery notices for the initial and the completion prior to closing.
Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing: A GFE was not located in the loan file after the rate lock date provided.
Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: The loan file did not provide a GFE after the rate lock date.
Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: The loan file did not provide a GFE after the rate lock date.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: The List of HomeOwnership Counseling was not provided to borrower within three business days of the application.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: The loan file did not contain a Right to Received a Copy of Appraisal.	Federal Compliance - RESPA (2010) - Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																						Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.		Yes	TR HUD Deficiency	D	D	D	D	D
XXXXX	100001775	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/07/31/2014) [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): No documentation in the loan file to evidence when/if the appraisal was provided to the borrower.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability. Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B	B	B	B
XXXXX	100001776	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	3	1	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.
[3] Federal Compliance - S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/XX/2014,  Most Recent Tax Return End Date 12/31/2012, Tax Return Due Date 03/15/2014. (XXX)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/XX/2014, Most Recent Tax Return End Date 12/31/2012, Tax Return Due Date 03/15/2014. (XXX)	Federal Compliance - Check Loan Designation Match - QM: Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.
Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: License was not in effect at time of origination.
Federal Compliance - S-Corp Income Documentation Test: Missing 2013 signed personal and business tax returns and balance sheet.
Federal Compliance - (Missing Data) Last Rate Set Date: No rate lock was provided in the file.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: The file is missing a copy of this disclosure.
Federal Compliance - Self-Employed Tax Return Recency: Extension in file.
Federal Compliance - Self-Employed Tax Return Recency - ATR: Tax return extension provided	REVIEWER - GENERAL COMMENT (2020-09-24): Post close balance sheet was provided, however QM exceptions can not be cured with post closing documentation.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: "Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effective 1/10/14, this amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
Effective 1/10/2014 in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation."

																						Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	C	C	C	C	C
XXXXX	100001777	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/25/2015)
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/XX/2015,  Most Recent Tax Return End Date 12/31/2013, Tax Return Due Date 03/15/2015. (XXX)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/XX/2015, Most Recent Tax Return End Date 12/31/2013, Tax Return Due Date 03/15/2015. (XXX)	Federal Compliance - Check Loan Designation Match - QM: Due to Missing 2014 tax returns for business and no evidence of extension in file.
Federal Compliance - S-Corp Income Documentation Test: Missing 2014 tax returns for business and no evidence of extension in file.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No evidence in file appraisal was delivered to borrower at least 3 business days prior to consummation.
Federal Compliance - Self-Employed Tax Return Recency: Missing 2014 tax returns for business and no evidence of extension in file.
Federal Compliance - Self-Employed Tax Return Recency - ATR: Missing 2014 tax returns for business and no evidence of extension in file.	REVIEWER - GENERAL COMMENT (2020-09-26): No income documents provided to clear this exception. REVIEWER - GENERAL COMMENT (2020-09-26): No income documents provided to clear this exception.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																						Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	C	C	C	C	C
XXXXX	100001778	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] Application / Processing - Missing Document: Fraud Report not provided	The file is missing a copy of the required fraud report.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.
[3] Federal Compliance - Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXXXX Hospitality/Partnership)
[3] Federal Compliance - Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXXXX Realty/Partnership)
[3] Federal Compliance - S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX)
[3] Federal Compliance - S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX)
[3] Federal Compliance - Self Employed Financial Strength: Qualified Mortgage (Dodd-Frank 2014): Financial strength of self-employed business reflects annual earnings that significantly decline over the analysis period. (XXX)
[3] Federal Compliance - Self Employed Financial Strength: Qualified Mortgage (Dodd-Frank 2014): Financial strength of self-employed business reflects annual earnings that significantly decline over the analysis period. (XXX)
[3] Federal Compliance - Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX)
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - Check Loan Designation Match - QM: Loan designation failure due to Non QM This exception will be cleared once all ATR specific exceptions have been cured/cleared.
Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Individual Loan Originator not NMLS licensed or registered at time of application.
Federal Compliance - Partnership Income Documentation Test: Missing YTD P&L and balance sheet.
Federal Compliance - Partnership Income Documentation Test: Missing YTD P&L and balance sheet.
Federal Compliance - S-Corp Income Documentation Test: Missing YTD P&L and balance sheet.
Federal Compliance - S-Corp Income Documentation Test: Missing YTD P&L and balance sheet.
Federal Compliance - Self Employed Financial Strength: Current self-employment income reflects declining earnings of greater than 20% from previous year.
Federal Compliance - Self Employed Financial Strength: Current self-employment income reflects declining earnings of greater than 20% from previous year.
Federal Compliance - Sole Proprietorship Income Documentation Test: Missing YTD P&L and balance sheet.
Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: GFE issued on 04/XX/2014 shows estimate available through 05/XX/2014 which is less than the minimum 10 business days.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Creditor did not provide List of Homeownership Counseling Organizations to borrower.
Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: Creditor did not provide HUD Settlement Cost Booklet.	REVIEWER - GENERAL COMMENT (2020-09-24): No additional income documents appear to have been provided.
REVIEWER - GENERAL COMMENT (2020-09-24): No additional income documents appear to have been provided.
REVIEWER - GENERAL COMMENT (2020-09-24): No additional income documents appear to have been provided.
REVIEWER - GENERAL COMMENT (2020-09-24): No additional income documents appear to have been provided.
REVIEWER - GENERAL COMMENT (2020-09-24): No additional income documents appear to have been provided.
REVIEWER - GENERAL COMMENT (2020-09-24): No additional income documents appear to have been provided.
REVIEWER - GENERAL COMMENT (2020-09-24): No additional income documents appear to have been provided.
REVIEWER - GENERAL COMMENT (2020-09-24): No additional income documents appear to have been provided.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: "Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effective 1/10/14, this amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
Effective 1/10/2014 in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation."

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																						Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	C	C	C	C	C
XXXXX	100001779	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	3	1	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX)
[3] Federal Compliance - S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX)
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Federal Compliance - Check Loan Designation Match - QM: Loan designation failure due to Non QM. This exception will be cleared once all ATR specific exceptions have been cured/cleared.
Federal Compliance - S-Corp Income Documentation Test: Business tax returns are not signed nor were business transcripts located in file.
Federal Compliance - S-Corp Income Documentation Test: Business tax returns are not signed nor were business transcripts located in file.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Disclosure was not provided within 3 days of originator application date of 03/XX/2014.	REVIEWER - GENERAL COMMENT (2020-09-26): No signed business tax returns were provided.
REVIEWER - GENERAL COMMENT (2020-09-26): No signed business tax returns were provided.
REVIEWER - GENERAL COMMENT (2020-09-26): No signed business tax returns were provided.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																						Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	C	C	C	C	C
XXXXX	100001780	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [3] Application / Processing - Missing Document: Approval not provided [3] Credit Documentation - Missing Document: Credit Report not provided	The policy issued has a coverage shortfall of $480,000. The Lender's Approval was not provided. Credit report obtained at application, containing the borrower's credit scores, is missing from the loan file.	1	3	[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: Unable to determine if the initial escrow account statement is compliant based on missing information.	Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: The final TIL disclosed the initial escrow payment as $612.45 vs the actual calculation of $612.42.
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Due to the final escrow payment. The final TIL disclosed the initial escrow payment as $612.45 versus the actual calculation of $612.42.
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: The ABA Disclosure was not signed.
Federal Compliance - RESPA - Initial Escrow Account Statement Missing: The Initial Escrow Account Statement is not dated.	Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																						Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	D	D	D	D	D
XXXXX	100001781	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	3	3	[3] Application / Processing - Missing Document: Fraud Report not provided	REVIEWER - GENERAL COMMENT (2020-09-24): Still missing fraud report.	1	3	[3] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/15/2014)
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: Unable to determine HUD Settlement Booklet was provided due to missing information.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No documentation in the loan file as to when or if the valuation was provided to the borrower.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																						Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			TILA SOL Expired	C	C	C	C	C